Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (10,052,160)	$ (6,377,874)	$ (8,751,586)	$ (7,391,907)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	33,109	28,211	38,435	42,634
Accretion of debt issuance costs			303,799
Accretion of debt discount and issuance cost	2,039,589	1,560,239	1,524,228	235,622
Share-based compensation	329,857	751,215	1,262,377	463,503
Loss on settlement of vendor liabilities	(2,886)	110,674	(167,905)
Gain on settlement of debt	(15,275)	(2,079)	(2,079)
Impairment of minority investment			83,333
Change in fair value of derivative liability		64,347	64,346
Loss on extinguishment of debt	3,370,505	923,822	906,531
Changes in operating assets and liabilities:
Prepaid expenses	3,366	10,000	10,000	(10,000)
Accounts receivable	(5,632)		(1,325)
Security deposit	164		21,445	(21,445)
Accounts payable and accrued expenses	848,171	489,326	855,849	834,487
Deferred rent	3,429
Accrued liquidating damages				3,329,993
Net Cash Used In Operating Activities	(3,447,763)	(2,476,844)	(3,852,552)	(2,517,113)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for property and equipment	(24,084)		(14,662)	(43,957)
Net Cash Used In Investing Activities	(24,084)		(14,662)	(43,957)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of loans				(107,887)
Net proceeds from issuance of notes	791,833	1,141,585	1,441,585	146,000
Repayment of notes	(214,939)	(100,000)	(100,000)
Net proceeds from issuance of preferred stock				344,250
Proceeds from issuance of demand loan	50,000			10,366
Proceeds from issuance of convertible note	1,525,154	1,066,500	2,201,500	550,000
Repayment of convertible notes	(86,798)	(477,777)	(477,777)	(50,000)
Proceeds from issuance of convertible notes - related party	299,852	555,000	655,000
Proceeds from issuance of note payable - related party	315,000	479,000	529,000	1,446,500
Repayment of note payable - related party	(163,305)	(120,000)	(145,000)	(1,500)
Investor Deposit	208,428
Proceeds from issuance of common stock	1,155,832
Proceeds from issuance of line of credit				39,195
Proceeds from issuance of line of credit - related party		130,000	130,000
Repayment of line of credit	(44,996)	(125,324)	(199,574)	(24,007)
Cash paid to preferred holder	(87,111)
Cash paid for debt issuance costs	(166,761)	(151,956)	(211,956)	(55,982)
Cash paid for stock issuance costs	(35,115)
Purchase of treasury stock			(19,007)
Net Cash Provided By Financing Activities	3,547,074	2,397,028	3,803,771	2,296,935
Net Change in Cash	75,227	(79,816)	(63,443)	(264,135)
Cash - Beginning of Year	111,051	174,494	174,494	438,629
Cash - End of Year	186,278	94,678	111,051	174,494
Cash Paid During the Year for:
Income taxes
Interest	64,892	3,534	3,534	5,738
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Settlement of vendor liabilities	3,750	353,732	353,732
Beneficial conversion feature on convertible notes	38,413
Deemed dividends	174,232	203,365	297,323	247,128
Warrants issued with debt	1,122,292	1,542,523		490,488
Issuance of common stock for prepaid services	116,300
Conversion of note payable and interest into convertible notes	341,442		765,656
Warrants issued with amendment to notes payable	135,596
Inducement to convert convertible preferred stock	$ 2,016,634
Conversion of interest				108,843
Debt discount on convertible note			1,006,753	24,425
Debt discount on related party note payable			198,702	218,800
Debt discount on note payable			483,745
Accrued dividends			217,985	177,234
Liquidated damages				3,329,993
Derivative liability ceases to exist			383,993
Conversion of note payable - related party and interest into convertible notes - related party			$ 801,026